Offsetting Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2024
Offsetting Financial Assets and Financial Liabilities [Abstract]
Disclosure of offsetting of financial assets and financial liabilities [text block]	17 – Offsetting Financial Assets and Financial Liabilities The Group is eligible to present certain financial assets and financial liabilities on a net basis on the balance sheet pursuant to criteria described in Note 1 “Material Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments”. The following tables provide information on the impact of offsetting on the consolidated balance sheet, as well as the financial impact of netting for instruments subject to an enforceable master netting arrangement or similar agreement as well as available cash and financial instrument collateral. Assets Dec 31, 2024 Amounts not set off on the balance sheet in € m. Grossamountsof financialassets Grossamountsset offon thebalancesheet Netamountsof financialassetspresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Central bank funds sold and securities purchasedunder resale agreements (enforceable) 54,483 (14,429) 40,053 0 0 (39,831) 223 Central bank funds sold and securities purchasedunder resale agreements (non-enforceable) 749 0 749 0 0 (749) 0 Securities borrowed (enforceable) 32 0 32 0 0 (32) 0 Securities borrowed (non-enforceable) 11 0 11 0 0 0 11 Financial assets at fair value through profit or loss (enforceable) 615,693 (232,705) 382,988 (231,243) (33,729) (108,134) 9,882 Of which: Positive market values from derivative financial instruments (enforceable) 298,563 (16,164) 282,399 (229,605) (33,689) (9,392) 9,713 Financial assets at fair value through profit or loss (non-enforceable) 162,908 0 162,908 0 (1,303) (6,993) 154,611 Of which: Positive market values from derivative financial instruments (non-enforceable) 9,400 0 9,400 0 (1,188) (1,344) 6,868 Total financial assets at fair value through profitor loss 778,601 (232,705) 545,895 (231,243) (35,032) (115,127) 164,494 Loans at amortized cost 483,897 0 483,897 0 (10,836) (72,983) 400,078 Other assets 105,704 (4,526) 101,178 (24,750) (52) (30) 76,346 Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable) 362 (25) 337 (210) (52) (30) 45 Remaining assets subject to netting 2,786 0 2,786 0 0 0 2,786 Remaining assets not subject to netting 216,430 0 216,430 0 (623) (4,438) 211,369 Total assets 1,642,694 (251,661) 1,391,033 (255,993) (46,543) (233,190) 855,307 1 Excludes real estate and other non-financial instrument collateral. Liabilities Dec 31, 2024 Amounts not set off on the balance sheet in € m. Grossamountsof financialliabilities Grossamountsset offon thebalancesheet Netamountsof financialliabilitiespresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Deposits 667,700 0 667,700 0 0 0 667,700 Central bank funds purchased and securities soldunder repurchase agreements (enforceable) 16,819 (14,429) 2,390 0 0 (2,390) 0 Central bank funds purchased and securities soldunder repurchase agreements (non-enforceable) 1,350 0 1,350 0 0 (123) 1,227 Securities loaned (enforceable) 1 0 1 0 0 (1) 0 Securities loaned (non-enforceable) 1 0 1 0 0 (1) 0 Financial liabilities at fair value through profit or loss (enforceable) 609,711 (232,683) 377,028 (230,472) (23,677) (66,495) 56,383 Of which: Negative market values from derivative financial instruments (enforceable) 284,351 (16,613) 267,738 (228,718) (23,677) (2,458) 12,884 Financial liabilities at fair value through profit or loss (non-enforceable) 35,382 0 35,382 0 (607) (3,332) 31,442 Of which: Negative market values from derivative financial instruments (non-enforceable) 8,672 0 8,672 0 (607) (142) 7,923 Total financial liabilities at fair value through profitor loss 645,092 (232,683) 412,409 (230,472) (24,285) (69,828) 87,825 Other liabilities 100,165 (4,549) 95,616 (37,086) (91) (101) 58,338 Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable) 1,699 (24) 1,676 (1,098) (91) (101) 386 Remaining liabilities not subject to netting 129,700 0 129,700 0 (6) 0 129,694 Total liabilities 1,560,829 (251,661) 1,309,168 (267,559) (24,382) (72,444) 944,784 Assets Dec 31, 2023 Amounts not set off on the balance sheet in € m. Grossamountsof financialassets Grossamountsset offon thebalancesheet Netamountsof financialassetspresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Central bank funds sold and securities purchasedunder resale agreements (enforceable) 21,574 (9,999) 11,574 0 0 (11,491) 84 Central bank funds sold and securities purchasedunder resale agreements (non-enforceable) 3,151 0 3,151 0 0 (2,270) 881 Securities borrowed (enforceable) 33 0 33 0 0 (33) 0 Securities borrowed (non-enforceable) 6 0 6 0 0 0 6 Financial assets at fair value through profit or loss (enforceable) 513,839 (199,135) 314,704 (197,447) (32,109) (74,885) 10,263 Of which: Positive market values from derivative financial instruments (enforceable) 259,177 (15,657) 243,520 (195,517) (32,092) (5,766) 10,145 Financial assets at fair value through profit or loss (non-enforceable) 150,569 0 150,569 0 (1,227) (10,167) 139,174 Of which: Positive market values from derivative financial instruments (non-enforceable) 8,357 0 8,357 0 (1,101) (1,077) 6,178 Total financial assets at fair value through profitor loss 664,408 (199,135) 465,273 (197,447) (33,337) (85,052) 149,437 Loans at amortized cost 479,353 0 479,353 0 (11,317) (69,594) 398,442 Other assets 123,694 (8,997) 114,697 (24,019) (79) (13) 90,587 Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable) 911 (42) 869 (644) (79) (13) 133 Remaining assets subject to netting 1,805 0 1,805 0 0 0 1,805 Remaining assets not subject to netting 241,373 0 241,373 0 (73) (3,533) 237,767 Total assets 1,535,397 (218,131) 1,317,266 (221,466) (44,805) (171,985) 879,010 1 Excludes real estate and other non-financial instrument collateral. Liabilities Dec 31, 2023 Amounts not set off on the balance sheet in € m. Grossamountsof financialliabilities Grossamountsset offon thebalancesheet Netamountsof financialliabilitiespresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Deposits 625,486 0 625,486 0 0 0 625,486 Central bank funds purchased and securities soldunder repurchase agreements (enforceable) 11,890 (9,999) 1,891 0 0 (1,891) 0 Central bank funds purchased and securities soldunder repurchase agreements (non-enforceable) 1,147 0 1,147 0 0 (51) 1,096 Securities loaned (enforceable) 3 0 3 0 0 (3) 0 Securities loaned (non-enforceable) 0 0 0 0 0 0 0 Financial liabilities at fair value through profit or loss (enforceable) 540,811 (199,160) 341,651 (197,940) (21,990) (68,806) 52,915 Of which: Negative market values from derivative financial instruments (enforceable) 245,627 (16,140) 229,487 (195,978) (21,990) (2,608) 8,910 Financial liabilities at fair value through profit or loss (non-enforceable) 24,843 0 24,843 0 (785) (4,485) 19,572 Of which: Negative market values from derivative financial instruments (non-enforceable) 8,792 0 8,792 0 (723) (191) 7,878 Total financial liabilities at fair value through profitor loss 565,654 (199,160) 366,494 (197,940) (22,776) (73,292) 72,487 Other liabilities 121,990 (8,972) 113,018 (33,574) (23) (1) 79,419 Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable) 254 (20) 233 (182) (23) (1) 26 Remaining liabilities not subject to netting 132,896 0 132,896 0 0 0 132,896 Total liabilities 1,459,066 (218,131) 1,240,935 (231,514) (22,799) (75,239) 911,384 The column ‘Gross amounts set off on the balance sheet’ discloses the amounts offset in accordance with all the criteria described in Note 1 “Material Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments”. The column ‘Impact of Master Netting Agreements’ discloses the amounts that are subject to master netting agreements but were not offset because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only. The amounts presented for other assets and other liabilities include cash margin receivables and payables respectively. The columns ‘Cash collateral’ and ‘Financial instrument collateral’ disclose the cash and financial instrument collateral amounts received or pledged in relation to the total amounts of assets and liabilities, including those that were not offset. Non-enforceable master netting agreements or similar agreements refer to contracts executed in jurisdictions where the rights of set off may not be upheld under the local bankruptcy laws. The cash collateral received against the positive market values of derivatives and the cash collateral pledged towards the negative mark-to-market values of derivatives are booked within the ‘Other liabilities’ and ‘Other assets’ balances respectively. The Cash and Financial instrument collateral amounts disclosed reflect their fair values. The rights of set off relating to the cash and financial instrument collateral are conditional upon the default of the counterparty.